Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.0%
Americanas SA	8,211	$16,709
Atacadao SA	8,261	25,423
B3 SA - Brasil, Bolsa, Balcao	80,432	197,308
Banco Bradesco SA	21,040	55,789
Banco do Brasil SA	11,253	76,504
CCR SA	16,005	36,424
Cia. de Saneamento Basico do Estado de Sao Paulo	4,477	52,014
Energisa SA	2,607	21,758
Hypera SA	5,201	44,540
Localiza Rent a Car SA	9,757	113,000
Localiza Rent a Car SA, NVS(a)	28	308
Lojas Renner SA	13,310	59,377
Natura & Co. Holding SA	12,441	28,073
Rede D’Or Sao Luiz SA(b)	5,588	33,446
Rumo SA	17,072	64,020
Sendas Distribuidora SA	10,571	40,843
Telefonica Brasil SA	6,578	48,232
Tim SA	11,099	27,804
TOTVS SA	6,941	41,277
WEG SA	22,154	166,496
		1,149,345
Chile — 0.4%
Banco de Chile	600,413	56,805
Banco de Credito e Inversiones SA	787	21,312
Banco Santander Chile	878,428	34,151
Cencosud SA	17,567	26,119
Falabella SA	10,604	18,933
		157,320
China — 30.6%
360 Security Technology Inc., Class A	7,089	6,974
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,200	5,604
3SBio Inc.(b)	16,500	17,503
AAC Technologies Holdings Inc.(a)	11,000	25,722
Agricultural Bank of China Ltd., Class A	69,300	28,356
Agricultural Bank of China Ltd., Class H	378,000	126,356
Alibaba Group Holding Ltd.(a)	181,500	1,975,292
Alibaba Health Information Technology Ltd.(a)	66,000	55,714
Baidu Inc.(a)	28,840	389,213
Bank of China Ltd., Class A	25,300	11,328
Bank of China Ltd., Class H	1,045,000	370,347
Bank of Communications Co. Ltd., Class A	30,800	20,665
Bank of Communications Co. Ltd., Class H	110,000	62,326
Bank of Hangzhou Co. Ltd., Class A	4,400	8,298
Bank of Nanjing Co. Ltd., Class A	8,800	12,968
Bank of Ningbo Co. Ltd., Class A	5,500	25,261
Bank of Shanghai Co. Ltd., Class A	9,900	8,406
BeiGene Ltd., ADR(a)	649	124,355
Beijing Enterprises Water Group Ltd.	44,000	11,750
Beijing Shiji Information Technology Co. Ltd., Class A	1,528	3,228
Bosideng International Holdings Ltd.	44,000	21,924
China CITIC Bank Corp. Ltd., Class H	121,000	53,804
China Conch Venture Holdings Ltd.	22,000	50,346
China Construction Bank Corp., Class A	8,800	6,995
China Construction Bank Corp., Class H	1,265,000	765,578
China Everbright Bank Co. Ltd., Class A	34,100	14,498
China Everbright Bank Co. Ltd., Class H	44,000	13,118
China Feihe Ltd.(b)	44,000	35,983
Security	Shares	Value

China (continued)
China Galaxy Securities Co. Ltd., Class A	4,400	$6,220
China Galaxy Securities Co. Ltd., Class H	44,000	21,916
China International Capital Corp. Ltd., Class A	400	2,196
China International Capital Corp. Ltd., Class H(b)	22,000	41,498
China Jushi Co. Ltd., Class A	3,471	7,115
China Lesso Group Holdings Ltd.	11,000	13,486
China Life Insurance Co. Ltd., Class A	2,200	11,345
China Life Insurance Co. Ltd., Class H	99,000	151,762
China Literature Ltd.(a)(b)	4,400	15,688
China Medical System Holdings Ltd.	22,000	32,222
China Mengniu Dairy Co. Ltd.	44,000	197,898
China Minsheng Banking Corp. Ltd., Class A	27,376	13,703
China Minsheng Banking Corp. Ltd., Class H	82,500	28,522
China Railway Signal & Communication Corp. Ltd., Class A	2,400	1,608
China Resources Land Ltd.	44,000	204,376
China Resources Mixc Lifestyle Services Ltd.(b)	8,800	42,017
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	9,245
China Ruyi Holdings Ltd.(a)	44,000	9,822
China Southern Airlines Co. Ltd., Class A(a)	9,700	10,302
China Southern Airlines Co. Ltd., Class H(a)	22,000	13,138
China Three Gorges Renewables Group Co. Ltd., Class A	23,100	19,106
China Tourism Group Duty Free Corp. Ltd.(a)(b)	1,100	27,630
China Tourism Group Duty Free Corp. Ltd., Class A	1,100	30,828
China Vanke Co. Ltd., Class A	8,800	23,529
China Vanke Co. Ltd., Class H	20,900	43,379
China Zheshang Bank Co. Ltd., Class A(a)	12,100	5,080
CMOC Group Ltd., Class A	19,800	13,190
CMOC Group Ltd., Class H	33,000	15,460
Contemporary Amperex Technology Co. Ltd., Class A	1,800	99,960
Country Garden Services Holdings Co. Ltd.	22,000	55,010
CSC Financial Co. Ltd., Class A	4,400	15,451
CSPC Pharmaceutical Group Ltd.	110,000	141,715
Dali Foods Group Co. Ltd.(b)	27,500	13,009
Dongfeng Motor Group Co. Ltd., Class H	44,000	24,788
Far East Horizon Ltd.	22,000	16,741
Foxconn Industrial Internet Co. Ltd., Class A	6,600	8,570
Fuyao Glass Industry Group Co. Ltd., Class A	700	3,711
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,800	39,020
Ganfeng Lithium Co. Ltd., Class H(b)	4,400	38,193
Ganfeng Lithium Group Co. Ltd., Class A	1,100	12,645
GDS Holdings Ltd., Class A(a)	12,100	23,204
Geely Automobile Holdings Ltd.	77,000	115,070
GEM Co. Ltd., Class A	5,200	6,076
Genscript Biotech Corp.(a)	14,000	36,261
Great Wall Motor Co. Ltd., Class A	2,200	10,126
Great Wall Motor Co. Ltd., Class H	38,500	57,173
Greentown China Holdings Ltd.	11,000	18,674
Greentown Service Group Co. Ltd.	22,000	15,194
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,124	4,702
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	400	3,900
Guolian Securities Co. Ltd., Class A	2,200	3,464
Haitong Securities Co. Ltd., Class A	11,000	14,015
Haitong Securities Co. Ltd., Class H	30,800	19,054
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	4,102
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	2,200	21,066
Hansoh Pharmaceutical Group Co. Ltd.(b)	22,000	41,765
Hopson Development Holdings Ltd.	1,080	1,230
Huadong Medicine Co. Ltd., Class A	1,800	10,591

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huatai Securities Co. Ltd., Class A	7,700	$14,376
Huatai Securities Co. Ltd., Class H(b)	17,600	20,452
Huaxia Bank Co. Ltd., Class A	9,900	7,384
Hundsun Technologies Inc., Class A	1,478	8,454
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	4,400	28,201
Industrial & Commercial Bank of China Ltd., Class A	51,700	31,590
Industrial & Commercial Bank of China Ltd., Class H	740,000	370,887
Industrial Bank Co. Ltd., Class A	16,500	41,695
Industrial Securities Co. Ltd., Class A(a)	8,860	7,693
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,500	22,518
Jafron Biomedical Co. Ltd., Class A	700	3,176
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,500	31,089
Jiumaojiu International Holdings Ltd.(b)	11,000	28,246
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,100	1,909
Keda Industrial Group Co. Ltd.	1,100	2,522
Kingboard Holdings Ltd.	11,000	36,052
Kingdee International Software Group Co. Ltd.(a)	33,000	55,688
Kingsoft Corp. Ltd.	13,200	41,403
Koolearn Technology Holding Ltd.(a)(b)	5,500	28,870
Legend Biotech Corp., ADR(a)	660	33,997
Lenovo Group Ltd.	88,000	75,156
Li Auto Inc., ADR(a)	7,469	164,318
Longfor Group Holdings Ltd.(b)	27,500	83,787
LONGi Green Energy Technology Co. Ltd., Class A	6,100	40,113
Meituan, Class B(a)(b)	58,300	1,256,776
Microport Scientific Corp.(a)	8,800	21,147
Ming Yang Smart Energy Group Ltd., Class A	1,100	4,208
NetEase Inc.	26,475	382,792
NIO Inc., ADR(a)(c)	18,084	231,114
Orient Securities Co. Ltd., Class A	7,000	8,930
People’s Insurance Co. Group of China Ltd. (The), Class A	6,600	5,077
People’s Insurance Co. Group of China Ltd. (The), Class H	110,000	37,122
Pharmaron Beijing Co. Ltd., Class A	1,100	10,186
Pharmaron Beijing Co. Ltd., Class H(b)	2,200	12,729
Ping An Bank Co. Ltd., Class A	15,400	28,477
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	6,600	16,777
Ping An Insurance Group Co. of China Ltd., Class A	9,900	63,153
Ping An Insurance Group Co. of China Ltd., Class H	82,500	504,340
Pop Mart International Group Ltd.(b)(c)	6,600	15,007
Postal Savings Bank of China Co. Ltd., Class A	18,700	11,910
Postal Savings Bank of China Co. Ltd., Class H(b)	110,000	66,525
Sangfor Technologies Inc., Class A	700	11,268
SF Holding Co. Ltd., Class A	4,400	33,095
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	45,146
Shanghai Electric Group Co. Ltd., Class A(a)	10,383	6,267
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	11,708
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,500	18,382
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,200	6,062
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,900	16,508
Shanghai Pudong Development Bank Co. Ltd., Class A	23,100	23,719
Shengyi Technology Co. Ltd., Class A	2,200	4,739
Shenzhen Inovance Technology Co. Ltd., Class A	2,250	22,680
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	51,189
Sino Biopharmaceutical Ltd.	132,000	78,142
Sinopharm Group Co. Ltd., Class H	17,600	41,754
Sungrow Power Supply Co. Ltd., Class A	1,100	18,292
Sunny Optical Technology Group Co. Ltd.	9,900	117,858
TCL Technology Group Corp., Class A	12,100	6,970
Titan Wind Energy Suzhou Co. Ltd., Class A	1,100	2,232
Tongcheng Travel Holdings Ltd.(a)	17,600	38,321
Security	Shares	Value

China (continued)
Topsports International Holdings Ltd.(b)	22,000	$14,127
Trip.com Group Ltd., ADR(a)	7,216	230,551
Unisplendour Corp. Ltd., Class A	2,200	5,955
Vipshop Holdings Ltd., ADR(a)	5,533	61,693
Want Want China Holdings Ltd.	66,000	44,801
WuXi AppTec Co. Ltd., Class A	2,260	25,413
WuXi AppTec Co. Ltd., Class H(b)	4,440	44,770
Wuxi Biologics Cayman Inc., New(a)(b)	49,500	324,410
Xinyi Solar Holdings Ltd.	66,000	77,443
XPeng Inc., ADR(a)	5,918	63,974
Yadea Group Holdings Ltd.(b)	22,000	41,738
Yonyou Network Technology Co. Ltd., Class A	3,300	10,821
Yum China Holdings Inc.	5,533	304,979
Yunnan Baiyao Group Co. Ltd., Class A	1,640	13,232
Zai Lab Ltd., ADR(a)	1,166	44,961
Zhejiang Expressway Co. Ltd., Class H	22,000	16,429
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	700	3,943
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	5,571
Zhongsheng Group Holdings Ltd.	5,500	28,373
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,500	4,585
		11,916,620
Colombia — 0.1%
Bancolombia SA	3,465	28,708
Interconexion Electrica SA ESP	6,072	24,524
		53,232
Czech Republic — 0.1%
Komercni Banka AS	990	29,396
Moneta Money Bank AS(b)	4,312	13,263
		42,659
Egypt — 0.1%
Commercial International Bank Egypt SAE	34,178	56,016

Greece — 0.4%
Alpha Services and Holdings SA(a)	30,269	32,573
Eurobank Ergasias Services and Holdings SA, Class A(a)	35,130	40,515
Hellenic Telecommunications Organization SA	2,518	38,953
JUMBO SA	1,496	23,647
National Bank of Greece SA(a)	7,359	30,275
		165,963
Hong Kong — 0.1%
Chow Tai Fook Jewellery Group Ltd.	26,400	46,169

Hungary — 0.3%
OTP Bank Nyrt	2,992	82,495
Richter Gedeon Nyrt	1,749	37,625
		120,120
India — 13.8%
Adani Green Energy Ltd.(a)	4,180	109,612
Apollo Hospitals Enterprise Ltd.	1,331	77,663
Asian Paints Ltd.	5,038	196,650
AU Small Finance Bank Ltd.(b)	2,321	18,391
Axis Bank Ltd.	30,033	333,853
Bajaj Auto Ltd.	891	41,104
Bajaj Finance Ltd.	3,597	299,008
Bandhan Bank Ltd.(a)(b)	8,762	25,743
Berger Paints India Ltd.	3,287	25,179
Bharti Airtel Ltd.	29,337	306,580
Britannia Industries Ltd.	1,441	77,353

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	5,456	$48,154
Colgate-Palmolive India Ltd.	1,584	31,769
Dabur India Ltd.	8,217	59,601
Eicher Motors Ltd.	1,782	76,429
Havells India Ltd.	3,245	50,158
HCL Technologies Ltd.	14,300	198,492
HDFC Life Insurance Co. Ltd.(b)	12,837	93,396
Hero MotoCorp Ltd.	1,408	49,528
Hindustan Unilever Ltd.	10,857	358,683
ICICI Lombard General Insurance Co. Ltd.(b)	3,247	48,486
ICICI Prudential Life Insurance Co. Ltd.(b)	4,884	28,649
Info Edge India Ltd.	958	47,488
Infosys Ltd.	44,409	902,653
Kotak Mahindra Bank Ltd.	7,337	175,952
Mahindra & Mahindra Ltd.	11,385	183,149
Marico Ltd.	6,919	43,189
Mphasis Ltd.	1,111	27,844
Nestle India Ltd.	451	111,989
PI Industries Ltd.	1,001	43,203
SBI Cards & Payment Services Ltd.	3,278	33,349
Shriram Transport Finance Co. Ltd.	2,541	42,295
Siemens Ltd.	913	31,228
State Bank of India	23,584	175,294
Tata Consultancy Services Ltd.	12,047	505,920
Tata Elxsi Ltd.	451	39,320
Tech Mahindra Ltd.	7,700	102,755
Titan Co. Ltd.	4,741	155,597
Trent Ltd.	2,475	44,973
TVS Motor Co. Ltd.	2,654	34,159
Wipro Ltd.	18,084	91,608
Zomato Ltd.(a)	39,505	32,175
		5,378,621
Indonesia — 3.3%
Bank Central Asia Tbk PT	730,400	433,915
Bank Mandiri Persero Tbk PT	245,300	165,470
Bank Negara Indonesia Persero Tbk PT	99,000	62,716
Bank Rakyat Indonesia Persero Tbk PT	900,947	286,603
Barito Pacific Tbk PT	380,600	19,176
Kalbe Farma Tbk PT	267,300	35,283
Merdeka Copper Gold Tbk PT(a)	157,300	41,496
Sumber Alfaria Trijaya Tbk PT	220,000	43,376
Telkom Indonesia Persero Tbk PT	650,100	167,709
Unilever Indonesia Tbk PT	102,300	31,268
		1,287,012
Kuwait — 0.8%
Gulf Bank KSCP	22,000	24,339
Kuwait Finance House KSCP	97,256	275,725
		300,064
Malaysia — 2.2%
AMMB Holdings Bhd	24,300	22,874
Axiata Group Bhd	35,200	25,860
CIMB Group Holdings Bhd	89,100	116,542
DiGi.Com Bhd	40,700	36,746
HAP Seng Consolidated Bhd	8,800	13,158
Hong Leong Bank Bhd	7,700	36,189
IHH Healthcare Bhd	22,000	28,779
Inari Amertron Bhd	34,100	20,720
Kuala Lumpur Kepong Bhd	5,500	25,889
Malayan Banking Bhd	62,700	121,870
Security	Shares	Value

Malaysia (continued)
Maxis Bhd	30,800	$26,693
MR DIY Group M Bhd(b)	35,200	16,682
Nestle Malaysia Bhd	1,100	34,354
PPB Group Bhd	8,800	34,110
Press Metal Aluminium Holdings Bhd	49,700	54,607
Public Bank Bhd	192,200	194,923
RHB Bank Bhd	18,700	23,688
Sime Darby Bhd	35,200	17,076
Telekom Malaysia Bhd	14,300	18,075
		868,835
Mexico — 1.4%
Arca Continental SAB de CV	6,000	50,074
Banco del Bajio SA(b)	9,900	33,045
Gruma SAB de CV, Class B	2,640	32,953
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,585	63,952
Grupo Financiero Banorte SAB de CV, Class O	34,100	272,708
Grupo Televisa SAB, CPO	33,000	36,243
Industrias Penoles SAB de CV	1,870	25,139
Kimberly-Clark de Mexico SAB de CV, Class A	20,900	35,530
		549,644
Netherlands — 0.1%
NEPI Rockcastle NV	6,116	36,175

Peru — 0.4%
Credicorp Ltd.	946	145,258

Philippines — 0.6%
BDO Unibank Inc.	26,840	62,121
Globe Telecom Inc.	352	14,367
GT Capital Holdings Inc.	20	156
Monde Nissin Corp.(b)	86,900	19,461
PLDT Inc.	890	27,671
SM Prime Holdings Inc.	155,100	100,544
		224,320
Poland — 0.9%
Allegro.eu SA (a)(b)	5,060	25,877
Bank Polska Kasa Opieki SA	2,490	47,629
CD Projekt SA	847	25,238
KGHM Polska Miedz SA	1,894	50,137
LPP SA	11	23,845
mBank SA(a)	191	13,713
Powszechna Kasa Oszczednosci Bank Polski SA	11,803	76,167
Powszechny Zaklad Ubezpieczen SA	8,250	59,059
Santander Bank Polska SA	495	30,847
		352,512
Qatar — 1.1%
Commercial Bank PSQC (The)	42,922	69,688
Ooredoo QPSC	10,439	25,193
Qatar National Bank QPSC	61,237	327,976
		422,857
Russia — 0.0%
Magnit PJSC(d)	693	—
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
Novolipetsk Steel PJSC(d)	15,750	3
PhosAgro PJSC(d)	563	—
PhosAgro PJSC, New(d)	11	—
Polymetal International PLC(a)(d)	3,451	1
Polyus PJSC(a)(d)	329	—
TCS Group Holding PLC, GDR(a)(d)(e)	1,183	—

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
VK Co. Ltd.(a)(d)	1,337	$—
		6
Saudi Arabia — 3.2%
Al Rajhi Bank(a)	25,938	558,510
Almarai Co. JSC	3,322	47,322
Bank AlBilad(a)	6,548	90,736
Dr Sulaiman Al Habib Medical Services Group Co.	1,155	71,575
Etihad Etisalat Co.	5,005	48,819
Jarir Marketing Co.	759	33,314
Mobile Telecommunications Co.(a)	4,741	14,100
Sahara International Petrochemical Co.	4,554	43,429
Saudi Basic Industries Corp.	11,891	264,812
Saudi Investment Bank (The)	6,622	33,255
Savola Group (The)	3,685	28,201
		1,234,073
South Africa — 6.8%
Absa Group Ltd.	11,184	134,110
Anglo American Platinum Ltd.	704	71,157
Aspen Pharmacare Holdings Ltd.	4,939	40,986
Bid Corp. Ltd.	4,444	85,812
Bidvest Group Ltd. (The)	3,751	50,417
Capitec Bank Holdings Ltd.	1,155	137,127
Clicks Group Ltd.	3,234	55,213
Discovery Ltd.(a)	6,655	48,973
FirstRand Ltd.	66,517	258,517
Foschini Group Ltd. (The)	4,433	27,026
Gold Fields Ltd.	11,792	130,937
Growthpoint Properties Ltd.	44,957	36,950
Impala Platinum Holdings Ltd.	11,275	137,032
Kumba Iron Ore Ltd.	825	23,307
Mr. Price Group Ltd.	3,476	33,974
MTN Group Ltd.	22,385	183,437
MultiChoice Group	4,983	34,293
Naspers Ltd., Class N	2,871	440,021
Nedbank Group Ltd.	6,083	80,428
Old Mutual Ltd.	62,062	39,867
Pepkor Holdings Ltd.(b)	22,858	29,133
Remgro Ltd.	6,743	55,598
Sanlam Ltd.	23,595	77,475
Shoprite Holdings Ltd.	6,644	97,797
SPAR Group Ltd. (The)	2,662	20,519
Standard Bank Group Ltd.	17,745	186,748
Vodacom Group Ltd.	8,239	59,968
Woolworths Holdings Ltd	13,046	49,678
		2,626,500
South Korea — 5.4%
Amorepacific Corp.	374	37,652
AMOREPACIFIC Group	114	2,771
BGF retail Co. Ltd.	99	15,537
CJ CheilJedang Corp.	110	33,178
CJ Corp.	187	10,989
Coway Co. Ltd.	759	33,416
DB Insurance Co. Ltd.	605	28,757
GS Engineering & Construction Corp.	24	434
Hana Financial Group Inc.	3,949	135,064
Hankook Tire & Technology Co. Ltd.	1,001	26,143
Hanon Systems	2,508	16,785
HYBE Co. Ltd.(a)	264	29,274
Hyundai Engineering & Construction Co. Ltd.	1,034	32,684
Security	Shares	Value

South Korea (continued)
KB Financial Group Inc.	5,159	$204,852
LG Corp.	1,243	80,162
LG Display Co. Ltd.	2,992	33,391
LG Electronics Inc.	1,419	107,077
LG H&H Co. Ltd.	121	61,061
Lotte Chemical Corp.	227	32,046
Mirae Asset Securities Co. Ltd.	3,960	20,211
NCSoft Corp.	220	79,696
Netmarble Corp.(b)	297	11,169
POSCO Chemical Co. Ltd.	359	60,638
Samsung Fire & Marine Insurance Co. Ltd.	407	63,883
Samsung Life Insurance Co. Ltd.	1,045	58,664
Samsung SDS Co. Ltd.	454	44,361
Samsung Securities Co. Ltd.	814	22,029
Shinhan Financial Group Co. Ltd.	6,061	175,709
SK Biopharmaceuticals Co. Ltd.(a)	418	23,626
SK Chemicals Co. Ltd.	4	273
SK Hynix Inc.	7,183	474,078
SK IE Technology Co. Ltd.(a)(b)	341	17,039
SKC Co. Ltd.	286	24,807
Woori Financial Group Inc.	7,301	72,937
Yuhan Corp.	638	28,518
		2,098,911
Taiwan — 16.6%
Accton Technology Corp.	7,000	62,288
Acer Inc.	33,000	26,484
ASE Technology Holding Co. Ltd.	44,000	140,723
Asustek Computer Inc.	11,000	95,613
AUO Corp.	88,000	46,424
Cathay Financial Holding Co. Ltd.	99,000	140,883
Chailease Holding Co. Ltd.	18,315	120,886
Chang Hwa Commercial Bank Ltd.	66,600	37,927
China Airlines Ltd.	33,000	19,692
China Development Financial Holding Corp.	209,000	91,247
China Steel Corp.	154,000	146,190
Chunghwa Telecom Co. Ltd.	55,000	202,450
Compal Electronics Inc.	44,000	30,985
CTBC Financial Holding Co. Ltd.	231,000	173,527
Delta Electronics Inc.	27,000	266,995
E Ink Holdings Inc.	11,000	65,957
E.Sun Financial Holding Co. Ltd.	165,232	133,492
Eclat Textile Co. Ltd.	2,000	30,051
Eva Airways Corp.	33,000	30,440
Evergreen Marine Corp. Taiwan Ltd.	13,000	69,794
Far Eastern New Century Corp.	44,000	46,570
Far EasTone Telecommunications Co. Ltd.	22,000	48,578
First Financial Holding Co. Ltd.	135,059	115,284
Fubon Financial Holding Co. Ltd.	103,650	205,872
Hotai Motor Co. Ltd.	4,000	84,870
Hua Nan Financial Holdings Co. Ltd.	115,037	85,187
Innolux Corp.	121,600	49,538
Lite-On Technology Corp.	22,000	46,951
MediaTek Inc.	20,000	483,276
Mega Financial Holding Co. Ltd.	146,250	152,313
Micro-Star International Co. Ltd.	11,000	44,331
Nien Made Enterprise Co. Ltd.	2,000	18,832
President Chain Store Corp.	7,000	61,884
Shanghai Commercial & Savings Bank Ltd. (The)	44,000	72,707
SinoPac Financial Holdings Co. Ltd.	133,200	78,970
Taishin Financial Holding Co. Ltd.	139,941	69,219

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Business Bank	76,000	$32,214
Taiwan Cement Corp.	77,994	85,976
Taiwan Cooperative Financial Holding Co. Ltd.	132,165	114,763
Taiwan Mobile Co. Ltd.	22,000	68,144
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	1,911,122
Unimicron Technology Corp.	17,000	87,515
United Microelectronics Corp.	154,000	231,976
Vanguard International Semiconductor Corp.	11,000	29,872
Voltronic Power Technology Corp.	1,000	56,754
Win Semiconductors Corp.	6,000	30,913
WPG Holdings Ltd.	22,000	34,729
Yageo Corp.	4,775	72,596
Yuanta Financial Holding Co. Ltd.	132,600	97,565
		6,450,569
Thailand — 3.1%
Advanced Info Service PCL, NVDR	15,400	82,772
Airports of Thailand PCL, NVDR(a)	57,200	122,161
Asset World Corp. PCL, NVDR	118,800	21,397
Bangkok Dusit Medical Services PCL, NVDR	137,500	118,452
Berli Jucker PCL, NVDR	18,700	18,277
BTS Group Holdings PCL, NVDR	122,100	29,210
Bumrungrad Hospital PCL, NVDR	7,700	49,807
Central Pattana PCL, NVDR	28,600	59,166
Charoen Pokphand Foods PCL, NVDR	56,100	38,063
CP ALL PCL, NVDR	78,600	145,523
Delta Electronics Thailand PCL, NVDR	4,400	84,656
Home Product Center PCL, NVDR	88,000	36,920
Indorama Ventures PCL, NVDR	24,200	29,339
Intouch Holdings PCL, NVDR	15,400	32,383
Kasikornbank PCL, NVDR	7,700	31,728
Krung Thai Bank PCL, NVDR	46,200	23,185
Krungthai Card PCL, NVDR	13,200	22,134
Minor International PCL, NVDR(a)(c)	45,100	39,702
SCB X PCL, NVS	12,100	36,330
SCG Packaging PCL, NVDR	18,000	28,201
Siam Cement PCL (The), NVDR	11,000	105,181
Thai Union Group PCL, NVDR	39,600	19,239
True Corp. PCL, NVDR	150,700	19,467
		1,193,293
Turkey — 0.5%
Akbank TAS	41,327	38,382
Haci Omer Sabanci Holding AS	13,222	30,073
Turk Hava Yollari AO(a)	7,216	46,674
Turkcell Iletisim Hizmetleri AS	16,093	29,388
Turkiye Is Bankasi AS, Class C	45,952	25,861
Yapi ve Kredi Bankasi AS	38,731	25,041
		195,419
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	37,147	99,119
Abu Dhabi Islamic Bank PJSC	20,097	52,655
Aldar Properties PJSC	48,268	62,419
Emirates NBD Bank PJSC	25,894	93,514
Emirates Telecommunications Group Co. PJSC	46,246	325,184
First Abu Dhabi Bank PJSC	58,501	280,557
		913,448

Total Common Stocks — 97.6%
(Cost: $41,486,190)		37,984,961
Security	Shares	Value

Preferred Stocks

Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	70,462	$211,548
Cia. Energetica de Minas Gerais, Preference Shares, NVS	17,886	39,568
Itau Unibanco Holding SA, Preference Shares, NVS	63,888	320,096
Itausa SA, Preference Shares, NVS	67,900	116,190
		687,402
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,881	187,583

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	5,852	38,775

South Korea — 0.0%
LG H&H Co. Ltd., Preference Shares, NVS	7	1,497

Total Preferred Stocks — 2.3%
(Cost: $829,813)		915,257

Total Long-Term Investments — 99.9%
(Cost: $42,316,003)		38,900,218

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	248,772	248,797
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	50,000	50,000

Total Short-Term Securities — 0.8%
(Cost: $298,799)		298,797

Total Investments — 100.7%
(Cost: $42,614,802)		39,199,015

Liabilities in Excess of Other Assets — (0.7)%		(268,302)

Net Assets — 100.0%		$38,930,713

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$288,657	$—		$(39,694	)(a)	$(142)	$(24)	$248,797	248,772	$842	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0	(a)	—		—	—	50,000	50,000	256		—
						$(142)	$(24)	$298,797		$1,098		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/16/22	$49	$5,306

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,927,319	$34,057,636	$6	$37,984,961
Preferred Stocks	726,177	189,080	—	915,257
Money Market Funds	298,797	—	—	298,797
	$4,952,293	$34,246,716	$6	$39,199,015
Derivative financial instruments(a)
Assets
Futures Contracts	$5,306	$—	$—	$5,306

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company